Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

The following table shows the changes in the carrying amount of goodwill for the period:

Goodwill as of December 31, 2023	8,147,590
Disposals	(125,508)
Goodwill as of December 31, 2024	8,022,082
Acquisitions	1,066,181
Goodwill as of September 30, 2025	$9,088,263

The following table shows the changes in the carrying amount of goodwill for the years ended December 31, 2024 and 2023:

Goodwill as of December 31, 2022	$7,614,553
Acquisitions	533,037
Goodwill as of December 31, 2023	8,147,590
Disposals	(125,508)
Goodwill as of December 31, 2024	$8,022,082

Schedule of Intangible Assets

The following summarizes the Company’s intangible assets as of September 30, 2025 and December 31, 2024:

	September 30,	December 31,
	2025	2024
Client List	$1,916,444	$1,916,444
Noncompete Agreement	398,300	398,300
Trademark	1,047,792	1,047,792
Other Intangible Assets	45,836	45,836
Accumulated amortization	(2,233,273)	(1,774,445)
	$1,175,099	$1,633,927

The following summarizes the Company’s intangibles assets not including goodwill as of December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
Client List	$1,916,444	$2,071,000
Noncompete Agreement	398,300	398,300
Trademark	1,047,792	1,117,200
Other Intangible Assets	45,836	45,836
Accumulated amortization	(1,774,445)	(1,119,308)
	$1,633,927	$2,513,028

Schedule of Future Amortization Expense of Intangible Assets	Expected future amortization expense of intangible assets as of September 30, 2025, is as follows:
Remainder of 2025	$149,198
2026	575,259
2027	368,079
2028	82,563
2029	-
2030	-
$1,175,099
Expected future amortization expense of intangible assets as of December 31, 2024 is as follows:
2025	$608,025
2026	575,259
2027	368,079
2028	82,564
2029	-
$1,633,927